Unaudited Condensed Consolidated Balance Sheets - USD ($)		Mar. 31, 2026	Sep. 30, 2025
Current Assets
Cash		$ 1,333,042	$ 1,172,732
Restricted cash		1,500,000	3,000,000
Accounts receivable, net		13,274,988	1,534,345
Advances to vendors, net		10,123,821	10,206,554
Investment in short drama		64,511	39,331
Prepaid expenses and other current assets, net		1,430,278	1,120,244
Total current assets		27,782,810	17,099,539
Non-current assets
Long-term investment		490,939	481,938
Property and equipment, net		9,761	14,986
Intangible assets, net		17,299,811	59,749,819
Operating lease right-of-use assets		251,929	318,392
Advances to vendor – noncurrent		266,498	258,224
Other assets		59,630	125,913
Total non-current assets		18,378,568	60,949,272
Total Assets		46,161,378	78,048,811
Current Liabilities
Short-term bank loans		2,247,028	3,365,077
Loans from third parties		23,920	23,177
Accounts payable		1,915,353	1,777,444
Advances from customers		5,055,518	6,726,413
Tax payable		3,416,491	2,652,385
Accrued expenses and other liabilities		1,860,574	706,737
Operating lease liabilities – current		144,087	304,180
Total current liabilities		14,686,549	15,578,259
Non-current Liabilities
Operating lease liabilities – non-current		99,049
Warrant liability		365,762	494,048
Total non-current liabilities		464,811	494,048
Total Liabilities		15,151,360	16,072,307
Commitments
Equity:
Additional paid-in capital		82,145,061	63,897,923
Statutory reserves		3,061,428	3,061,428
Accumulated deficits		(55,335,131)	(4,700,020)
Accumulated other comprehensive (loss)		1,245,385	(139,432)
Total Global Mofy AI Limited shareholders’ equity		31,118,363	62,120,786
Non-controlling interests		(108,345)	(144,282)
Total equity		31,010,018	61,976,504
Total liabilities and equity		46,161,378	78,048,811
Class A ordinary shares
Equity:
Common stock value	[1]	1,375	775
Class B ordinary shares
Equity:
Common stock value	[1]	245	112
Related Party
Current Assets
Due from related parties		56,170	26,333
Current Liabilities
Due to a related party		$ 23,578	$ 22,846

[1]	Retrospectively adjusted to reflect the effect of a 50-to-1 reverse stock split effective June 11, 2026 (see Note 10).